UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22303

John Hancock Collateral Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Charles A. Rizzo, Chief Financial Officer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4006

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Collateral Investment Trust

QUARTERLY PORTFOLIO HOLDINGS

3.31.2013

John Hancock Collateral Investment Trust
As of 3-31-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Asset Backed Securities 2.2%			$111,517,228

(Cost $111,516,422)

Americredit Automobile Receivables Trust, Series 2012-5,
Class A1
12/09/13	0.270	$27,430,104	27,430,104
CNH Equipment Trust, Series 2012-C, Class A1
10/15/13	0.230	12,941,187	12,941,187
CNH Equipment Trust, Series 2012-D, Class A1
12/16/13	0.250	11,947,287	11,947,287
Ford Credit Auto Owner Trust, Series 2012-D, Class A1 (S)
12/15/13	0.220	2,636,871	2,636,871
Honda Auto Receivables Owner Trust, Series 2012-3, Class
A1
08/15/13	0.289	3,065,091	3,065,094
Honda Auto Receivables Owner Trust, Series 2012-4, Class
A1
10/18/13	0.230	18,753,059	18,753,059
John Deere Owner Trust, Series 2012-B, Class A1
09/16/13	0.267	8,752,626	8,753,763
Mercedes-Benz Auto Receivables Trust, Series 2012-1,
Class A1
09/16/13	0.230	6,848,489	6,848,325
Nissan Auto Lease Trust, Series 2012-B, Class A1
10/15/13	0.250	9,115,235	9,115,235
Nissan Auto Receivables Owner Trust, Series 2012-B, Class
A1
08/15/13	0.263	10,026,473	10,026,303

Commercial Paper 30.5%			$1,536,656,677

(Cost $1,536,656,677)

Anheuser-Busch InBev Worldwide Inc
05/24/13 to 08/23/13	0.200 to 0.280	91,625,000	91,574,903
Bank of Tokyo Mitsubishi UFJ, Ltd.
10/21/13	0.360	50,000,000	49,898,500
Becton Dickinson and Company
04/05/13	0.200	18,597,000	18,596,587
Caisse Centrale Desjardins du Quebec
05/07/13	0.190	75,000,000	74,985,750
Chariot Funding LLC
04/01/13 to 09/04/13	0.180 to 0.300	213,000,000	212,910,248
Deutsche Bank Financial LLC
07/12/13 to 11/29/13	0.540 to 0.620	239,000,000	238,446,628
Electricite de France SA
01/15/14	0.550 to 0.800	92,000,000	91,457,322
General Electric Capital Corp.
04/04/13	0.040	50,000,000	49,999,833
JPMorgan Chase & Company
01/02/14 to 01/08/14	0.370	125,000,000	124,641,820

1

John Hancock Collateral Investment Trust
As of 3-31-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Commercial Paper (continued)

Jupiter Securitization Company LLC
04/29/13 to 09/19/13	0.180 to 0.280	$147,450,000	$147,357,901
National Rural Utilities Cooperative Finance Corp.
04/29/13 to 04/30/13	0.140 to 0.160	50,000,000	49,994,128
Nestle Capital Corp.
04/01/13 to 08/27/13	0.010 to 0.330	36,750,000	36,715,598
Nestle Finance International, Ltd.
08/14/13	0.180	45,100,000	45,069,558
Novartis Finance Corp.
04/01/13	0.100	32,000,000	32,000,000
Old Line Funding LLC
04/18/13 to 09/13/13	0.190 to 0.260	90,000,000	89,947,847
Rabobank USA Financial Corp.
07/10/13	0.260	1,882,000	1,880,641
State Street Corp.
07/10/13	0.240	50,000,000	49,966,667
Thunder Bay Funding LLC
04/01/13 to 09/23/13	0.190 to 0.250	131,258,000	131,212,746

Corporate Interest-Bearing Obligations 41.8%			$2,102,641,921

(Cost $2,102,553,496)

American Honda Finance Corp. (P)(S)
11/08/13 to 12/05/13	0.304 to 0.323	101,500,000	101,499,780
American Honda Finance Corp. (S)
04/02/13	4.625	35,000,000	35,000,000
ANZ New Zealand International, Ltd. (P)(S)
12/20/13	1.280	5,000,000	5,035,541
ANZ New Zealand International, Ltd. (S)
07/19/13	6.200	71,503,000	72,749,583
Australia & New Zealand Banking Group, Ltd. (S)
01/10/14	2.125	5,000,000	5,065,700
Bank of New York Mellon Corp.
01/31/14	1.500	1,175,000	1,185,943
Bank of Tokyo-Mitsubishi UFJ, Ltd. (S)
09/11/13	1.600	51,800,000	52,019,321
BHP Billiton Finance USA, Ltd.
04/15/13 to 04/01/14	4.800 to 5.500	22,427,000	23,145,620
Caisse Centrale Desjardins du Quebec (S)
09/16/13	1.700	28,256,000	28,414,008
Canadian Imperial Bank of Commerce (P)
03/21/14	0.335	54,000,000	54,000,000
Canadian Imperial Bank of Commerce
09/13/13	1.450	30,550,000	30,706,722
Caterpillar Financial Services Corp.
12/20/13 to 02/17/14	1.550 to 6.125	26,633,000	27,656,487
Caterpillar, Inc. (P)
05/21/13	0.459	61,280,000	61,312,846

2

John Hancock Collateral Investment Trust
As of 3-31-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Credit Suisse New York
05/15/13 to 01/14/14	2.200 to 5.000	$128,807,000	$129,976,818
Credit Suisse USA, Inc.
08/15/13 to 01/15/14	5.125 to 5.500	8,906,000	9,186,377
EI du Pont de Nemours & Company
07/15/13	5.000	13,192,000	13,366,794
General Electric Capital Corp. (P)
05/08/13 to 04/07/14	0.443 to 1.189	80,990,000	81,137,450
General Electric Capital Corp.
05/01/13 to 01/07/14	1.875 to 5.400	51,981,000	52,596,333
IBM Corp.
10/15/13	6.500	3,908,000	4,035,753
John Deere Capital Corp. (P)
07/15/13 to 10/04/13	0.454 to 0.683	34,120,000	34,145,844
John Deere Capital Corp.
04/03/13 to 06/17/13	1.875 to 4.500	26,858,000	26,869,910
Johnson & Johnson (P)
05/15/13	0.290	140,000,000	140,016,240
JPMorgan Chase & Company (P)
09/30/13 to 01/24/14	1.034 to 1.102	111,957,000	112,615,354
JPMorgan Chase & Company
05/01/13	4.750	5,088,000	5,105,671
JPMorgan Chase Bank NA (P)
05/17/13	0.373	3,300,000	3,300,109
National Australia Bank, Ltd. (P)(S)
11/08/13	0.993	5,000,000	5,020,520
National Australia Bank, Ltd. (S)
06/12/13 to 04/11/14	1.700 to 5.350	31,463,000	31,822,677
National Rural Utilities Cooperative Finance Corp. (P)
08/09/13 to 04/04/14	0.381 to 0.533	200,857,000	200,925,772
PepsiCo, Inc. (P)
05/10/13	0.372	86,410,000	86,436,528
The Coca-Cola Company
11/15/13	0.750	27,000,000	27,075,465
Toyota Motor Credit Corp. (P)
04/19/13 to 02/24/14	0.289 to 0.402	215,000,000	215,010,360
Toyota Motor Credit Corp.
08/12/13	1.375	16,200,000	16,267,441
U.S. Bancorp
06/14/13 to 09/13/13	1.375 to 2.000	18,006,000	18,070,170
Wachovia Corp. (P)
05/01/13	2.069	19,260,000	19,286,983
Wachovia Corp.
05/01/13	5.500	45,493,000	45,685,117
Wells Fargo Bank NA
03/07/14	0.253	72,000,000	72,000,000

3

John Hancock Collateral Investment Trust
As of 3-31-13 (Unaudited)

Maturity Date	Yield* (%)	Par value	Value

Corporate Interest-Bearing Obligations (continued)

Westpac Banking Corp. (S)
11/01/13	0.370	$7,000,000	$7,001,316
Westpac Banking Corp. (P)(S)
04/08/13 to 03/31/14	0.855 to 1.552	113,030,000	113,260,212
Westpac Banking Corp. (P)
12/09/13	1.011	74,220,000	74,599,980
Westpac Banking Corp.
12/09/13	1.850	59,425,000	60,035,176

U.S. Government & Agency Obligations 17.0%			$858,012,780

(Cost $857,904,956)

Federal Farm Credit Bank (P)
06/11/13 to 04/01/15	0.187 to 0.270	413,735,000	413,818,328
Federal Home Loan Bank (P)
04/30/13 to 08/18/14	0.190 to 0.340	302,005,000	302,065,400
Federal Home Loan Bank
04/10/14	0.250	25,000,000	25,002,475
Federal National Mortgage Association (P)
06/23/14	0.360	17,090,000	17,126,744
U.S. Treasury Bill
04/04/13	0.020	100,000,000	99,999,833

Certificate of Deposit 5.8%			$291,006,932

(Cost $291,006,932)

Bank of Montreal (P)
06/21/13	0.424	16,000,000	16,006,129
Credit Suisse New York (P)
07/25/13	0.801	25,000,000	25,000,803
Royal Bank of Canada
04/01/13	0.080	200,000,000	200,000,000
Royal Bank of Canada (P)
06/13/13	0.540	50,000,000	50,000,000

		Par value	Value
Repurchase Agreement 3.6%			$179,296,000

(Cost $179,296,000)

Barclays Tri-Party Repurchase Agreement dated 3-28-13 at 0.150% to be repurchased at $179,298,988 on 4-01-13, collateralized by
$142,920,600 U.S. Treasury Bonds, 4.500% due 2-15-36 (valued at
$182,885,014, including interest)		179,296,000	179,296,000

Total investments (Cost $5,078,934,483)† 100.9%			$5,079,131,538

Other assets and liabilities, net (0.9%)			($43,425,290)

Total net assets 100.0%			$5,035,706,248

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

4

John Hancock Collateral Investment Trust
As of 3-31-13 (Unaudited)

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 3-31-13, the aggregate cost of investment securities for federal income tax purposes was $5,078,934,483. Net unrealized appreciation aggregated $197,055, of which $403,082 related to appreciated investment securities and $206,027 related to depreciated investment securities.

5

John Hancock Collateral Investment Trust
As of 3-31-13 (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of March 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements.The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral, which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us		
Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Collateral Investment Trust.

305Q1 3/13
5/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Investment Trust

By:	/s/ Barry H. Evans
------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry H. Evans
-------------------------------
Barry H. Evans
President and Chief Executive Officer

Date:	May 21, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	May 21, 2013